Related Party Transactions with Verint (Tables)	12 Months Ended
Jan. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The components of the costs of services allocated to the Company for the years ended January 31, 2021, 2020, and 2019 are as follows:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Software - cost of revenue	$1,981	$1,871	$688
Software service - cost of revenue	1,548	1,639	2,460
Professional service and other - cost of revenue	2,743	4,654	2,919
Research and development, net	21,783	19,139	17,805
Selling, general and administrative	69,210	54,452	48,774
Total allocated corporate expenses	$97,265	$81,755	$72,646
Due to parent, current consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Dividends payable to parent, current	$35,000	$—
Related party payables, current	3,772	—
Related party notes payable, current	—	7,025
Total due to parent, current	$38,772	$7,025

Net transfers to and from Verint are included within net parent investment on the combined statements of equity. The components of the net transfers to and from Verint for the years ended January 31, 2021, 2020, and 2019 are as follows:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Cash pooling and general financing activities	$(258,799)	$(133,666)	$(45,192)
Corporate allocations	97,265	81,755	72,646
Related party payables	(3,772)	—	—
Income taxes	1,088	9,118	4,952
Total net transfers (to) from parent per combined statements of equity	(164,218)	(42,793)	32,406
Stock-based compensation - equity-classified awards and issuances	(29,062)	(29,264)	(25,868)
Related party payables	3,772	—	—
Other, net	461	—	—
Total net transfers (to) from parent per combined statements of cash flows	$(189,047)	$(72,057)	$6,538